Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions
Schedule of amounts involving related parties included in the financial statements

	Three Months Ended		Six Months Ended
Income Statement	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	(Dollars in thousands)
Expense (income):
Effect from derivative contracts with AIG Markets, Inc.(a)	$297	$305	$595	$610
Interest on derivative contracts with AIG Markets, Inc.	3,207	4,597	6,703	9,678
Allocation of corporate costs from AIG	9,484	5,189	16,111	13,866
Interest on time deposit account with AIG Markets(b)	(799)	(1,049)	(1,625)	(1,643)
Management fees received	(2,089)	(2,259)	(4,183)	(4,464)
Management fees paid to subsidiaries of AIG	95	76	126	116

Balance Sheet	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(b)	$1,105,241	$1,103,591
Derivative liabilities(a)	(13,982)	(20,933)
Current income taxes and other tax liabilities to AIG(c)	(280,154)	(299,333)
Accrued corporate costs payable to AIG	(24,184)	(20,969)
Equity:
Aircraft transfer to AIG, net of tax of $11,866 (2012)	—	25,379
Aircraft contribution from AIG, net of tax of $9,211 (2012)	—	(16,690)
Compensation and other expenses paid by AIG	647	2,636
(a)
See Note O—Derivative Financial Instruments for all derivative transactions.

(b)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations.

(c)
We made no payment during the six months ended June 30, 2013, and paid approximately $1.7 million to AIG for an ILFC tax liability during the year ended December 31, 2012.

Income Statement	2012	2011	2010
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$—	$157,926
Effect from derivatives on contracts with AIG Markets, Inc.(a)	1,212	8,414	45,725
Interest on derivative contracts with AIG Markets, Inc.	17,712	50,043	91,988
Allocation of corporate costs from AIG	22,941	(1,246)	30,512
Lease revenue related to hedging of lease receipts with AIGFP(b)	—	—	224
Interest on time deposit account with AIG Markets(a)	(3,634)	—	—
Management fees received	(8,871)	(9,323)	(9,429)
Management fees paid to subsidiaries of AIG	156	94	425

	December 31,
Balance Sheet	2012	2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,103,591	$—
Derivative liabilities(b)	(20,933)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(299,333)	(279,441)
Accrued corporate costs payable to AIG	(20,969)	(21,672)
Equity:
Aircraft transfer to AIG, net of tax of $11,866	25,379	—
Aircraft contribution from AIG, net of tax of $9,211	(16,690)	—
Compensation and other expenses paid by AIG	2,636	(8,000)
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note U—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $1.7 million and $58.5 million to AIG for ILFC tax liability during the years ended December 31, 2012 and 2011, respectively.